Other Financial Statement Information	12 Months Ended
Dec. 31, 2021
Other Financial Statement Information [Abstract]
Other Financial Statement Information
4.	Other Financial Statement Information
Property and Equipment
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2021
Machinery and warehouse equipment	$7,133	$7,252
Internally developed software	8,044	12,593
Computer equipment	2,880	3,330
Leasehold improvements hold Improvements	1,763	2,164
Furniture and fixtures	1,241	1,184
Construction in progress	471	25

Total property and equipment	21,532	26,548
Less: accumulated depreciation	(6,432)	(10,616)

Property and equipment, net	$15,100	$15,932

Depreciation expense for the years ended December 31, 2019, 2020 and 2021 was $1.5 million, $2.1 million and $2.2 million respectively. The Company capitalized software development costs of $3.0 million and $4.8 million for the years ended December 31, 2020 and 2021, respectively. Amortization of capitalized software development costs was $0.7 million, $1.7 million and $2.5 million for the years ended December 31, 2019, 2020 and 2021, respectively.

Accrued Expenses

Accrued expenses consisted of th
e fol
lowing (in
thousands
):

	December 31,
	2020	2021
Inventory purchases	$6,285	$4,659
Advertising costs	1,936	2,363
Compensation and benefits	1,545	2,072
Sales taxes	1,999	1,812
Fulfillment costs	1,156	1,120
Other accrued expenses	6,889	8,625

Total accrued expenses	$19,810	$20,651